Property and Equipment - Summary of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Cable and wire facilities [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Cable and wire facilities [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years
Central office equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Central office equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years
Cellular facilities [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Cellular facilities [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	10 years
Building [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	25 years
Vehicles, aircraft, furniture and other network equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Vehicles, aircraft, furniture and other network equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	7 years
Information origination and termination equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Information origination and termination equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Leasehold improvements [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Leasehold improvements [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	10 years